Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2020	$ 170,000	$ 265,002,401	$ 13,266,927	$ 278,439,328
Shares Outstanding, Starting at Dec. 31, 2020	170,000
Comprehensive Income/(Loss)
Net Income (Loss)	$ 0	11,128,379	0	0
Other Comprehensive Income (Loss)	0	0	(2,871,332)	(2,871,332)
Total Comprehensive Income (Loss)	0	0	0	8,257,047
Cash Distributions Paid	$ 0	(4,154,861)	0	(4,154,861)
Shares Outstanding, Ending at Mar. 31, 2021	170,000
Equity Balance, Ending at Mar. 31, 2021	$ 170,000	271,975,919	10,395,595	282,541,514
Equity Balance, Starting at Dec. 31, 2021	$ 170,000	286,851,102	9,736,651	296,757,753
Shares Outstanding, Starting at Dec. 31, 2021	170,000
Comprehensive Income/(Loss)
Net Income (Loss)	$ 0	6,063,906	0	0
Other Comprehensive Income (Loss)	0	0	(18,451,280)	(18,451,280)
Total Comprehensive Income (Loss)	0	0	0	(12,387,374)
Cash Distributions Paid	$ 0	0	0	0
Shares Outstanding, Ending at Mar. 31, 2022	170,000
Equity Balance, Ending at Mar. 31, 2022	$ 170,000	$ 292,915,008	$ (8,714,629)	$ 284,370,379